NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
NATURE AND CONTINUANCE OF OPERATIONS
Cash	$ 5,131,510	$ 370,784
Working capital	367,275
Accumulated deficit	$ (69,984,262)	$ (69,951,679)